Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Peerless Option Income Wheel ETF [Member]
Shareholder Report [Line Items]
Fund Name	Peerless Option Income Wheel ETF
Class Name	Peerless Option Income Wheel ETF
Trading Symbol	WEEL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Peerless Option Income Wheel ETF (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.peerlessetfs.com. You can also request this information by contacting us at (844) 408‑8111 or by writing to the Peerless Option Income Wheel ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 408‑8111
Additional Information Website	www.peerlessetfs.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Peerless Option Income Wheel ETF	$95	0.87%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The fiscal year ending March 31, 2026 presented a positive backdrop for NYSE:WEEL. The fund benefited from a market regime that was materially favorable to its option-income process. That improvement was shaped meaningfully by the sharp rise in volatility that emerged in the Spring of 2025, as trade-policy uncertainty, persistent inflation concerns, and unusually large equity-market swings created a much richer premium environment. During that stretch, elevated implied volatility supported income generation across both the fund’s cash-secured put-writing and covered-call sleeves, while periods of market weakness increased assignment activity and allowed the strategy to move more actively into the call-writing phase of the wheel. That backdrop matched the intent of the WEEL design, as the strategy is generally more competitive in choppier, range-bound, or declining markets than in narrow, low-volatility momentum rallies. With distributions for the 2026 fiscal year totaling $2.55 per share, the year’s result reflected both a favorable volatility backdrop and meaningful income generation consistent with the fund’s objective.

What Factors Influenced Performance

Fiscal year performance was primarily a function of how the market environment aligned with the mechanics of the option wheel. First, the volatility surge that emerged in the Spring materially improved implied premiums, which enhanced the income opportunity across both our put-writing and covered-call sleeves. Second, that period of market weakness increased assignment activity, which moved more capital into the covered-call phase and allowed the fund to work through the wheel. Third, the call income generated during that stretch was particularly important, as it likely contributed not only to current income generation but also to the strategy’s ability to reinforce NAV and compound returns as markets later recovered. Finally, the broader regime itself was more favorable to the wheel process: choppier, stress-driven markets with elevated option premiums tend to create a better environment for the wheel than narrow, low-volatility momentum rallies. These four factors worked together in a meaningful way, as the fund kept pace with the broad market index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended March 31, 2026	1 Year	Since Inception 5/15/2024
Peerless Option Income Wheel ETF - at NAV	19.18%	10.94%
S&P 500® Total Return Index	17.80%	13.12%

Performance Inception Date	May 15, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.peerlessetfs.com for more recent performance information.
Net Assets	$ 31,519,000
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 170,011
Investment Company, Portfolio Turnover	638.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$31,519
Number of Holdings	39
Total Advisory Fee Paid	$170,011
Portfolio Turnover Rate	638%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	23.9
State Street SPDR S&P Regional Banking ETF	10.1
ARK Innovation ETF	8.6
Invesco QQQ Trust Series 1	6.6
First American Government Obligations Fund - Class X, 3.58%	6.4
KraneShares CSI China Internet ETF	5.5
State Street Industrial Select Sector SPDR ETF	4.9
VanEck Gold Miners ETF	4.5
iShares Expanded Tech-Software Sector ETF	3.9
iShares MSCI Emerging Markets ETF	3.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.peerlessetfs.com.

Material Fund Change [Text Block]	Fund Changes There has been no changes.